Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Non-Cash Impairment Charges
The 2016 non-cash impairment charges associated with proved oil and natural gas properties arose in the following operating areas of our Predecessor:

(in thousands)
California operating area	$984,288
Uinta basin operating area	26,677
East Texas operating area	6,387
$1,017,352

Summary of Activity in ARO Account
The following table summarizes activity in our ARO account in which approximately $95 million, $109 million and $139 million were included in long term liabilities as of December 31, 2017, February 28, 2017 and December 31, 2016, respectively, with the remaining current portion included in accrued liabilities:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Ten Months Ended December 31, 2017	Two Months Ended February 28, 2017	Year Ended December 31, 2016
		(in thousands)
Beginning balance	$113,275	$141,798	$137,563
Liabilities incurred capitalized to properties	—	152	113
Liabilities settled and paid	(2,333)	(861)	(4,891)
Accretion expense	5,562	1,112	7,468
Disposition by sale	(19,082)	—	—
Revision of estimates	—	—	1,545
Fresh-Start adjustment	—	(28,926)	—
Ending balance	$97,422	$113,275	$141,798